Financing Agreements (Details)		12 Months Ended
	May. 01, 2012 USD ($)	Dec. 31, 2014 USD ($) item	Mar. 11, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 23, 2013 USD ($)	Apr. 22, 2013 USD ($)	Apr. 23, 2010 USD ($)
Unsecured Debt [Abstract]
Long-term debt		$ 4,592,500,000		$ 3,098,100,000
Long-term debt		4,592,500,000		3,098,100,000
Long-term debt, fair value		4,969,300,000		3,276,700,000
Credit Agreement
Debt Instruments
Maximum borrowing capacity						$ 1,000,000,000.0
Threshold of potential guarantor obligation		$ 350,000,000
Number of subsidiaries that provided guarantee obligations | item		0
CF Industries
Unsecured Debt [Abstract]
Amount outstanding		$ 0		0
Repurchase price of notes as a percentage of principal amount		101.00%
CF Industries | Credit Agreement
Debt Instruments
Maximum borrowing capacity	$ 500,000,000
Maturity period	5 years
Available credit		$ 995,100,000
Letters of credit outstanding, amount		4,900,000
Line of credit facility, amount outstanding		0		0
CF Industries | Unsecured senior notes 6.875% due 2018
Unsecured Debt [Abstract]
Long-term debt		800,000,000		800,000,000
Principal amount							$ 800,000,000
Interest rate (as a percent)							6.875%
CF Industries | Unsecured senior notes 7.125% due 2020
Unsecured Debt [Abstract]
Long-term debt		800,000,000		800,000,000
Principal amount							$ 800,000,000
Interest rate (as a percent)							7.125%
CF Industries | Unsecured senior notes 3.450% due 2023
Unsecured Debt [Abstract]
Long-term debt		749,400,000		749,300,000
Principal amount					$ 750,000,000
Interest rate (as a percent)					3.45%
CF Industries | Unsecured senior notes 5.150% due 2034
Unsecured Debt [Abstract]
Long-term debt		746,200,000		0
Principal amount			$ 750,000,000
Interest rate (as a percent)			5.15%
CF Industries | Unsecured senior notes 4.950% due 2043
Unsecured Debt [Abstract]
Long-term debt		748,800,000		748,800,000
Principal amount					$ 750,000,000
Interest rate (as a percent)					4.95%
CF Industries | Unsecured senior notes 5.375% due 2044
Unsecured Debt [Abstract]
Long-term debt		748,100,000		$ 0
Principal amount			$ 750,000,000
Interest rate (as a percent)			5.375%
CF Industries | Senior notes due 2018 and 2020
Unsecured Debt [Abstract]
Long-term debt		1,600,000,000
Long-term debt, fair value		1,900,000,000
CF Industries | Senior Notes due 2023 and 2043
Unsecured Debt [Abstract]
Long-term debt		1,500,000,000
Net proceeds from issuance and sale of notes		1,480,000,000
Long-term debt, fair value		1,500,000,000
CF Industries | Senior Notes due 2034 and 2044
Unsecured Debt [Abstract]
Long-term debt		1,500,000,000
Net proceeds from issuance and sale of notes		1,480,000,000
Long-term debt, fair value		$ 1,600,000,000